RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of recent accounting pronouncements [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS	RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of Definition of a Business (Amendments to IFRS 3)

The Company has adopted the amendments to IFRS 3 for the first time in the current year. The amendments clarify that while businesses usually have outputs, outputs are not required for an integrated set of activities and assets to qualify as a business. To be considered a business an acquired set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. The amendments remove the assessment of whether market participants are capable of replacing any missing inputs or processes and continuing to produce outputs. The amendments also introduce additional guidance that helps to determine whether a substantive process has been acquired.

The amendments introduce an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business. Under the optional concentration test, the acquired set of activities and assets is not a business if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar assets. The amendments are applied prospectively to all business combinations and asset acquisitions for which the acquisition date is on or after January 1, 2020. In particular, the amendments were applied to the Company's acquisition of Alumbrera, where the Company concluded that the acquired set of activities and assets was not a business. Refer to Note 6 for further details.

Adoption of Other Narrow Scope Amendments to IFRSs and IFRS Interpretations

The Company also adopted other amendments to IFRSs, which were effective for accounting periods beginning on or after January 1, 2020. The impact of adoption was not significant to the Company's consolidated financial statements.

New and Revised IFRSs, Narrow Scope Amendments to IFRSs and IFRS Interpretations not yet Effective

Certain pronouncements have been issued by the IASB that are mandatory for accounting periods after December 31, 2020. There are currently no such pronouncements that are expected to have a significant impact on the Company's consolidated financial statements upon adoption; however, the pronouncement below may have a significant impact in future periods.

Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16).
These amendments clarify the accounting for the net proceeds from selling any items produced while bringing an item of property, plant and equipment to the location and condition necessary for it to be capable of operating in the manner intended by management. The amendments prohibit entities from deducting amounts received from selling items produced from the cost of property, plant and equipment while the Company is preparing the asset for its intended use. Instead, sales proceeds and the cost of producing these items will be recognized in the consolidated statements of operations. The amendments are effective for annual reporting periods beginning on or after January 1, 2022, with earlier application permitted. The amendments apply retrospectively, but only to assets brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after the beginning of the earliest period presented in the financial statements in which the Company first applies the amendments.